Financial Instruments and Risk Management - Market Risk (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Financial Assets And Liabilities [Line Items]
Long-term debt	CAD 5,240	CAD 4,736	$ 2,687	$ 2,687
Tax relating to cash flow hedges	0	1
Hedges of net investment in foreign operations [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial instruments designated as hedging instruments, at fair value | $			2,700	3,000
Gains (losses) on hedges of net investments in foreign operations, net of tax	243	113
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	38	17
Cost | Unwound interest rate swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Long-term debt	0	2	$ 0	$ 0
Amortization of the accrued gain upon terminating derivative	1	2
Reserve of cash flow hedges	15	18
Tax relating to cash flow hedges	5	6
Amortization of the accrued gain upon settlement of derivative	CAD 2	CAD 2